LOAN PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 08, 2021	Mar. 01, 2019
Short-Term Debt [Line Items]
Notes Payable					$ 180,244
Repayment of debt	$ 15,000	$ 15,000	$ 60,000	$ 60,000
Loan balance	20,244		35,244	$ 95,244
First Nine Months [Member]
Short-Term Debt [Line Items]
Repayment of debt	1,000		1,000
Seven and Eight Months [Member]
Short-Term Debt [Line Items]
Repayment of debt	2,000		2,000
Nine Through Twenty Three Months [Member]
Short-Term Debt [Line Items]
Repayment of debt	5,000		5,000
24th Month [Member]
Short-Term Debt [Line Items]
Repayment of debt	180,224		180,224
13 Months [Member]
Short-Term Debt [Line Items]
Repayment of debt	5,000		5,000
Two Equal Pyments [Member]
Short-Term Debt [Line Items]
Repayment of debt	115,244		115,244
14 Months [Member]
Short-Term Debt [Line Items]
Repayment of debt	57,622		57,622
20 Months [Member]
Short-Term Debt [Line Items]
Repayment of debt	57,622		57,622
Months Fourteen And Twenty [Member]
Short-Term Debt [Line Items]
Repayment of debt	$ 5,000		$ 5,000
Notre Dame [Member] | Unsecured Promissory Note [Member]
Short-Term Debt [Line Items]
Notes Payable						$ 265,244
Note bears interest rate percentage						10.00%